Cover Page	Jan. 05, 2022
Document Information [Line Items]
Document Period End Date	Jan. 05, 2022
Entity Central Index Key	0001689923
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 05, 2022
Entity Registrant Name	ALTERYX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38034
Entity Tax Identification Number	90-0673106
Entity Address, Address Line One	3345 Michelson Drive,
Entity Address, Address Line Two	Suite 400,
Entity Address, City or Town	Irvine,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	888
Local Phone Number	836-4274
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001689923
Amendment Flag	false